Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Subsequent Event [Line Items]
Subsequent Events

NOTE 15 – SUBSEQUENT EVENTS

Consumption Agreement

In November 2024, the Company amended the five-year consumption agreement with a vendor as described in Note 6, Commitments and Contingencies, which included an increase in its existing purchase commitment for data center, cloud, and IT services from $300.0 million to $360.0 million.

NOTE 11 – SUBSEQUENT EVENTS

The Company has evaluated subsequent events after the balance sheet date through March 14, 2024, the date the consolidated financial statements were available for issuance.

In February 2024, the Company’s Board of Managers increased the Company’s common units available for issuance to 258,180,095, which includes an increase in options available for issuance to 50,641,304.

OneStream, Inc
Subsequent Event [Line Items]
Subsequent Events		Note 3 - Subsequent Events The Corporation has evaluated subsequent events through March 14, 2024, the date the financial statements were available for issuance.